Consolidated Statement Of Comprehensive Income And Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income / (loss)	€ 65,279	€ (127,661)	€ (46,540)
Items that will be subsequently reclassified to the statement of profit and loss:
Foreign currency exchange differences arising from the translation of foreign operations	10,098	40,324	(36,435)
Net gain/(loss) from cash flow hedges	21,744	(6,344)	649
Net (loss)/gain from financial instruments measured at fair value	(1,482)	444	287
Items that will not be subsequently reclassified to the statement of profit and loss:
Net actuarial gain/(loss) from defined benefit plans	1,092	(397)	499
Total other comprehensive income/(loss), net of tax	31,452	34,027	(35,000)
Total comprehensive income/(loss)	96,731	(93,634)	(81,540)
Attributable to:
Shareholders of the Parent Company	82,908	(102,106)	(85,389)
Non-controlling interests	€ 13,823	€ 8,472	€ 3,849